Quarterly Holdings Report
for

Fidelity® SAI Municipal Income Fund

March 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SIM-QTLY-0521
1.9887616.102

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.8%
	Principal Amount	Value
Alabama - 0.6%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	535,000	653,781
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$530,000	$618,893
5% 4/1/26	500,000	601,883
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	7,080,000	8,066,601
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	860,000	954,774

TOTAL ALABAMA		10,895,932

Alaska - 0.4%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/26 (b)	600,000	698,435
4% 12/1/29 (b)	980,000	1,196,984
5% 12/1/28 (b)	1,365,000	1,752,256
5% 6/1/29 (b)	1,025,000	1,324,521
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,305,000	2,689,459

TOTAL ALASKA		7,661,655

Arizona - 1.6%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.969%, tender 1/1/37 (a)(c)	515,000	512,758
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	190,000	195,597
5% 5/1/51	190,000	194,884
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/37 (b)	1,165,000	1,535,810
5% 7/1/38 (b)	1,875,000	2,463,813
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(d)	1,255,000	1,318,115
Series 2019, 5%, tender 6/3/24 (a)(d)	6,455,000	7,328,620
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	435,000	531,130
5% 7/1/31	645,000	786,752
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	50,000	52,508
5% 7/1/48	60,000	62,107
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	736,680
Series 2021 A, 4% 9/1/51	1,000,000	1,141,880
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	255,000	260,970
6% 1/1/48 (e)	945,000	959,536
Maricopa County Rev. Series 2016 A, 5% 1/1/33	1,035,000	1,249,071
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (d)	170,000	179,675
Series 2017 A:
5% 7/1/33 (d)	190,000	227,201
5% 7/1/36 (d)	300,000	356,171
5% 7/1/37 (d)	225,000	266,459
Series 2017 B:
5% 7/1/29	430,000	531,137
5% 7/1/33	600,000	729,372
5% 7/1/36	690,000	832,758
5% 7/1/37	430,000	517,660
Series 2019 B, 5% 7/1/35 (d)	2,450,000	3,013,069
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/22	260,000	279,356
5.5% 12/1/29	1,530,000	1,994,461

TOTAL ARIZONA		28,257,550

California - 2.7%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	613,403
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	30,000	30,110
Series 2016, 5% 9/1/29	380,000	465,761
Series 2017, 5% 8/1/30	2,465,000	3,075,040
Series 2020, 4% 11/1/37	1,950,000	2,355,971
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	735,000	838,263
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (e)	100,000	84,000
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (e)	100,000	84,000
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	415,000	455,886
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	660,000	687,808
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	315,000	258,254
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/22	570,000	600,742
5% 6/1/23	655,000	718,855
5% 6/1/24	365,000	415,247
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	850,000	766,275
0% 11/1/30 (FSA Insured)	860,000	731,733
Long Beach Unified School District Series 2009, 5.5% 8/1/29	30,000	30,116
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (d)	875,000	1,029,648
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	780,000	678,052
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	300,000	352,300
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,015,000	823,087
Series 2011, 0% 8/1/46	200,000	95,835
Series B:
0% 8/1/37	1,345,000	946,995
0% 8/1/39	4,095,000	2,704,937
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	170,000	195,791
5% 9/1/26	220,000	260,823
5% 9/1/29	455,000	530,240
5% 9/1/31	205,000	236,440
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	804,440
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	620,000	482,128
Series 2008 E, 0% 7/1/47 (f)	1,495,000	1,384,963
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (d)	13,485,000	16,158,407
Series 2019 B, 5% 5/1/49	930,000	1,136,602
Series 2019 E, 5% 5/1/50 (d)	1,350,000	1,616,077
Series A, 5% 5/1/44 (d)	600,000	673,545
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	795,000	876,309
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	995,000	1,096,764
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,665,000	1,790,548
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	890,517
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	258,994
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	515,000	558,835
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	775,000	876,992
Series 2013 B, 5.5% 8/1/38	170,000	192,373
West Contra Costa Unified School District Series 2012, 5% 8/1/26	345,000	365,983

TOTAL CALIFORNIA		49,229,089

Colorado - 2.9%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	430,000	498,021
5% 10/1/43	540,000	618,061
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	285,000	313,718
4% 9/1/36	225,000	247,096
5% 9/1/46	1,255,000	1,432,617
Series 2019 A:
5% 11/1/25	1,845,000	2,197,463
5% 11/15/39	2,390,000	3,020,400
Series 2019 A2, 5% 8/1/44	11,775,000	14,277,899
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	700,000	782,534
Series 2019 H, 4.25% 11/1/49	370,000	414,226
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	3,500,000	4,532,057
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (d)	390,000	436,088
5% 11/15/26 (d)	595,000	727,118
5% 11/15/27 (d)	505,000	630,331
Series 2018 A:
5% 12/1/30 (d)	1,335,000	1,739,498
5% 12/1/34 (d)	880,000	1,187,546
5% 12/1/36 (d)	860,000	1,046,892
5% 12/1/37 (d)	1,720,000	2,088,079
Denver City & County Board Wtr. Rev. Series 2020 B:
5% 9/15/28	2,620,000	3,394,494
5% 9/15/29	4,870,000	6,436,417
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	2,400,000	3,092,908
5% 9/1/40	2,800,000	3,131,841
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32 (FSA Insured)	160,000	182,617
Series 2020, 5% 12/1/33 (FSA Insured)	255,000	317,742

TOTAL COLORADO		52,745,663

Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	290,000	343,217
Series 2015 B, 5% 6/15/32	495,000	576,734
Series 2016 B, 5% 5/15/26	1,235,000	1,499,226
Series 2018 F:
5% 9/15/23	450,000	501,921
5% 9/15/24	560,000	647,670
5% 9/15/25	560,000	668,159
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	85,000	102,390
5% 7/1/27	60,000	73,753
5% 7/1/28	110,000	134,090
5% 7/1/29	70,000	84,724
Series 2016 K, 4% 7/1/46	1,520,000	1,620,847
Series 2019 A:
5% 7/1/26 (e)	1,195,000	1,288,759
5% 7/1/27 (e)	695,000	753,823
5% 7/1/49 (e)	1,430,000	1,473,936
Series 2019 Q-1:
5% 11/1/22	810,000	869,667
5% 11/1/26	870,000	1,057,399
Series 2020 A, 4% 7/1/40	1,330,000	1,505,141
Series K1:
5% 7/1/27	85,000	99,894
5% 7/1/29	220,000	259,878
5% 7/1/30	170,000	199,199
5% 7/1/33	275,000	318,860
5% 7/1/34	130,000	150,009
Series K3, 5% 7/1/43	2,060,000	2,322,641
Connecticut Hsg. Fin. Auth. Series C:
5% 5/15/23 (d)	250,000	272,934
5% 11/15/23 (d)	1,195,000	1,326,636
5% 5/15/24 (d)	2,150,000	2,423,468
5% 11/15/24 (d)	1,000,000	1,144,510
5% 11/15/25 (d)	890,000	1,041,844
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	650,000	788,001
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	785,000	917,129
5% 4/1/39 (e)	1,010,000	1,152,045
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	185,000	222,992
Stratford Gen. Oblig. Series 2019, 5% 1/1/23	1,770,000	1,911,905
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	890,000	1,063,567

TOTAL CONNECTICUT		28,816,968

Delaware - 0.1%
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	1,000,000	1,294,833
Series 2020 A, 5% 1/1/31	1,000,000	1,320,518

TOTAL DELAWARE		2,615,351

District Of Columbia - 1.5%
District of Columbia Rev. Series 2018, 5% 10/1/48	7,155,000	8,377,474
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	715,000	880,104
5% 10/1/32	900,000	1,103,115
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (d)	525,000	536,914
5% 10/1/23 (d)	560,000	573,221
5% 10/1/24 (d)	505,000	516,821
5% 10/1/25 (d)	680,000	695,918
Series 2017 A:
5% 10/1/28 (d)	1,145,000	1,419,620
5% 10/1/30 (d)	1,420,000	1,738,158
5% 10/1/31 (d)	250,000	304,900
5% 10/1/32 (d)	385,000	468,045
5% 10/1/33 (d)	190,000	229,742
5% 10/1/35 (d)	430,000	517,523
5% 10/1/42 (d)	860,000	1,019,095
Series 2019 A, 5% 10/1/25 (d)	610,000	724,388
Series 2020 A:
5% 10/1/25 (d)	3,050,000	3,621,940
5% 10/1/26 (d)	2,215,000	2,701,093
5% 10/1/27 (d)	765,000	955,635
5% 10/1/28 (d)	385,000	487,495

TOTAL DISTRICT OF COLUMBIA		26,871,201

Florida - 7.4%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	300,000	352,127
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (d)	165,000	176,128
Series 2012 Q1, 5% 10/1/25	900,000	963,352
Series 2015 C, 5% 10/1/24 (d)	435,000	499,139
Series 2017:
5% 10/1/25 (d)	45,000	53,133
5% 10/1/26 (d)	170,000	205,785
5% 10/1/27 (d)	170,000	210,557
5% 10/1/29 (d)	460,000	560,758
5% 10/1/30 (d)	125,000	151,537
5% 10/1/32 (d)	600,000	722,424
5% 10/1/33 (d)	225,000	270,066
5% 10/1/34 (d)	220,000	263,427
5% 10/1/35 (d)	260,000	310,627
5% 10/1/36 (d)	345,000	411,066
5% 10/1/37 (d)	385,000	457,600
5% 10/1/42 (d)	730,000	858,720
5% 10/1/47 (d)	1,035,000	1,209,236
Series 2019 A, 5% 10/1/49 (d)	2,400,000	2,878,426
Series A:
5% 10/1/23 (d)	245,000	272,062
5% 10/1/28 (d)	515,000	608,074
5% 10/1/30 (d)	600,000	703,521
5% 10/1/31 (d)	515,000	602,129
5% 10/1/32 (d)	480,000	560,061
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	115,000	138,398
Series 2012 A:
5% 7/1/24	375,000	396,302
5% 7/1/27	980,000	1,033,783
Series 2015 A:
5% 7/1/24	385,000	440,497
5% 7/1/27	170,000	199,074
Series 2015 B, 5% 7/1/24	475,000	543,471
Series 2016, 5% 7/1/32	380,000	454,737
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	916,734
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,015,000	2,022,285
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	355,000	415,228
5% 7/1/32	2,105,000	2,454,480
Series 2016 A, 5% 7/1/33	230,000	274,977
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	730,000	809,726
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,100,000	1,254,385
Series 2015 C:
5% 10/1/30	565,000	646,082
5% 10/1/40	345,000	387,087
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	375,000	455,625
5% 10/1/31	410,000	498,291
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	635,000	677,885
Series 2015 B:
5% 10/1/28	170,000	201,312
5% 10/1/30	310,000	366,867
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	170,000	197,838
Series 2016:
5% 10/1/21 (d)	265,000	271,159
5% 10/1/22 (d)	170,000	181,914
5% 10/1/24 (d)	515,000	592,668
5% 10/1/26 (d)	295,000	358,856
5% 10/1/27 (d)	170,000	211,157
Series 2017 A:
5% 10/1/25 (d)	170,000	201,548
5% 10/1/27 (d)	345,000	428,524
5% 10/1/29 (d)	515,000	630,664
5% 10/1/30 (d)	555,000	675,887
5% 10/1/31 (d)	1,485,000	1,801,877
5% 10/1/32 (d)	1,165,000	1,409,081
5% 10/1/34 (d)	1,035,000	1,244,929
5% 10/1/35 (d)	1,365,000	1,638,190
5% 10/1/36 (d)	1,290,000	1,544,002
5% 10/1/37 (d)	1,075,000	1,283,507
Series 2019 A, 5% 10/1/54 (d)	8,380,000	10,134,379
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	240,000	264,008
5% 6/1/24	45,000	50,630
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (d)	530,000	629,152
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	170,000	182,099
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	170,000	192,575
5% 6/1/28 (FSA Insured)	170,000	192,233
5% 6/1/30 (FSA Insured)	385,000	434,836
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,085,000	1,101,623
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (d)	325,000	332,278
5% 10/1/22 (d)	170,000	181,465
5% 10/1/23 (d)	1,325,000	1,417,239
5% 10/1/24 (d)	1,560,000	1,668,113
Series 2014 A:
5% 10/1/28 (d)	860,000	984,561
5% 10/1/33 (d)	1,445,000	1,641,976
5% 10/1/36 (d)	2,730,000	3,104,157
5% 10/1/37	2,225,000	2,541,475
Series 2015 A:
5% 10/1/29 (d)	275,000	320,737
5% 10/1/31 (d)	230,000	267,596
5% 10/1/35 (d)	945,000	1,075,214
Series 2016 A:
5% 10/1/29	250,000	300,454
5% 10/1/31	300,000	358,572
Series 2017 B, 5% 10/1/40 (d)	2,240,000	2,655,196
Series 2020 A, 4% 10/1/39	1,675,000	1,961,474
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100)	645,000	691,909
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	600,000	673,084
Series 2014 B:
5% 7/1/26	430,000	490,640
5% 7/1/27	300,000	341,165
5% 7/1/28	170,000	193,151
Series 2016 A:
5% 7/1/32	740,000	887,628
5% 7/1/33	630,000	754,972
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2016 A:
5% 7/1/24	8,545,000	9,800,564
5% 7/1/25	8,975,000	10,641,687
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (FSA Insured)	135,000	157,883
5% 5/1/29	700,000	812,841
Series 2016 A:
5% 5/1/30	1,295,000	1,543,976
5% 5/1/32	1,720,000	2,047,877
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	2,075,000	2,174,408
Series 2016 A, 5% 10/1/44	395,000	458,150
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	1,720,000	2,023,993
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (d)	205,000	209,693
5% 10/1/23 (d)	230,000	254,861
5% 10/1/24 (d)	235,000	268,862
5% 10/1/27 (d)	170,000	203,605
5% 10/1/29 (d)	180,000	212,339
5% 10/1/30 (d)	320,000	375,695
5% 10/1/31 (d)	225,000	262,820
5% 10/1/32 (d)	345,000	400,905
5% 10/1/33 (d)	740,000	856,355
5% 10/1/34 (d)	775,000	895,430
5% 10/1/35 (d)	815,000	939,834
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/22 (Escrowed to Maturity)	115,000	124,079
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	810,000	956,186
5% 8/1/29	1,030,000	1,211,563
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	860,000	1,029,650
5% 10/1/32	1,080,000	1,287,235
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	430,000	490,851
5% 8/15/26	585,000	713,044
5% 8/15/27	385,000	480,362
5% 8/15/28	260,000	323,820
5% 8/15/30	560,000	687,659
5% 8/15/31	540,000	660,650
5% 8/15/32	400,000	487,832
5% 8/15/34	1,115,000	1,352,202
5% 8/15/35	740,000	895,544
5% 8/15/42	1,135,000	1,352,584
5% 8/15/47	1,685,000	1,994,295
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	190,000	214,115
Series 2015 A, 5% 12/1/40	380,000	423,912
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 5% 7/1/50	4,500,000	5,530,669
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A:
5% 9/1/22	395,000	420,729
5% 9/1/25	70,000	74,247
Series 2020 A:
0% 9/1/37	800,000	487,969
0% 9/1/49	2,600,000	912,106
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	225,000	271,433
5% 10/15/49	420,000	503,689
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	170,000	202,493
5% 8/1/32 (Build America Mutual Assurance Insured)	860,000	1,018,571
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	305,000	349,302
5% 8/1/26	60,000	68,651

TOTAL FLORIDA		135,650,793

Georgia - 2.7%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (d)	470,000	553,171
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015, 5% 11/1/27	170,000	199,130
Series 2018 B, 5% 11/1/47	1,630,000	2,008,425
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	345,000	348,728
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	2,815,000	2,919,509
Series 2013 1st, 2.925%, tender 3/12/24 (a)	5,290,000	5,638,809
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (a)	1,700,000	2,160,758
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	5,000,000	6,194,597
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	515,000	527,272
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	900,000	1,009,275
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	375,000	428,462
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/22	590,000	631,531
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/31	2,000,000	2,646,098
5% 6/1/32	3,000,000	3,949,010
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	385,000	408,710
5% 8/1/39	355,000	397,063
5% 8/1/43	470,000	542,532
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,410,000	1,610,301
4% 7/1/43	1,475,000	1,653,365
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	4,415,000	4,798,381
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24	865,000	980,876
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	600,000	677,965
5% 4/1/30	345,000	383,136
5% 4/1/44	1,155,000	1,259,618
Series 2020 B:
4% 9/1/37	1,345,000	1,620,038
4% 9/1/38	1,750,000	2,101,283
5% 9/1/25	1,240,000	1,479,455
5% 9/1/32	1,265,000	1,672,274

TOTAL GEORGIA		48,799,772

Hawaii - 1.7%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (d)	1,290,000	1,477,560
5% 7/1/45 (d)	1,000,000	1,145,396
Series 2018 A:
5% 7/1/29 (d)	220,000	273,312
5% 7/1/30 (d)	260,000	320,784
5% 7/1/31 (d)	250,000	307,136
5% 7/1/32 (d)	260,000	318,301
5% 7/1/33 (d)	260,000	317,198
5% 7/1/48 (d)	14,200,000	16,793,430
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (d)	210,000	245,033
Honolulu City & County Gen. Oblig. (Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	6,400,000	8,342,260
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (d)	270,000	284,514
5.25% 8/1/24 (d)	345,000	381,212
5.25% 8/1/25 (d)	430,000	475,029

TOTAL HAWAII		30,681,165

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	170,000	189,153
Illinois - 16.1%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2002, 0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	333,479
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	430,000	428,016
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	422,534
Series 2011 A:
5% 12/1/41	995,000	1,013,641
5.25% 12/1/41	615,000	627,542
5.5% 12/1/39	1,360,000	1,390,664
Series 2012 A, 5% 12/1/42	1,585,000	1,643,059
Series 2015 C, 5.25% 12/1/39	295,000	324,320
Series 2016 B, 6.5% 12/1/46	140,000	168,377
Series 2017 A, 7% 12/1/46 (e)	480,000	609,306
Series 2017 C:
5% 12/1/22	455,000	486,267
5% 12/1/23	390,000	430,105
5% 12/1/24	990,000	1,120,541
5% 12/1/25	565,000	653,716
5% 12/1/26	165,000	194,154
5% 12/1/30	440,000	520,802
Series 2017 D:
5% 12/1/23	510,000	562,445
5% 12/1/24	215,000	243,350
5% 12/1/31	515,000	607,163
Series 2018 A:
5% 12/1/25	170,000	196,693
5% 12/1/26	170,000	200,037
5% 12/1/28	815,000	988,309
5% 12/1/30	345,000	415,292
5% 12/1/32	200,000	238,935
5% 12/1/35	170,000	201,335
Series 2018 C, 5% 12/1/46	1,315,000	1,519,721
Series 2019 A:
5% 12/1/28	570,000	691,210
5% 12/1/30	1,155,000	1,414,280
5% 12/1/31	655,000	798,533
5% 12/1/33	1,545,000	1,868,747
Series 2021 A, 5% 12/1/41	6,835,000	8,227,542
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/29	2,965,000	3,609,882
5% 1/1/30	5,100,000	6,284,200
Chicago Midway Arpt. Rev.:
Series 2013 A:
5.375% 1/1/33 (d)	4,500,000	4,852,172
5.5% 1/1/29 (d)	800,000	868,991
Series 2014 A:
5% 1/1/27 (d)	1,780,000	1,992,496
5% 1/1/28 (d)	3,295,000	3,680,704
5% 1/1/33 (d)	925,000	1,022,355
5% 1/1/34 (d)	450,000	496,718
Series 2016 A, 5% 1/1/28 (d)	345,000	402,711
Series 2016 B:
4% 1/1/35	270,000	295,640
5% 1/1/36	345,000	400,061
5% 1/1/37	465,000	539,257
5% 1/1/46	1,220,000	1,414,758
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	1,080,000	1,163,999
Series 2013 D, 5% 1/1/27	550,000	592,777
Series 2015 A:
5% 1/1/31 (d)	1,040,000	1,192,277
5% 1/1/32 (d)	2,100,000	2,405,816
Series 2015 C:
5% 1/1/24 (d)	245,000	274,248
5% 1/1/46 (d)	410,000	463,415
Series 2016 B, 5% 1/1/34	1,050,000	1,230,211
Series 2016 C:
5% 1/1/33	470,000	551,478
5% 1/1/34	545,000	638,538
Series 2016 G:
5% 1/1/37 (d)	345,000	401,733
5% 1/1/42 (d)	345,000	397,905
5.25% 1/1/29 (d)	60,000	72,709
5.25% 1/1/31 (d)	70,000	83,927
Series 2017 A, 5% 1/1/31	610,000	729,320
Series 2017 B:
5% 1/1/35	360,000	426,530
5% 1/1/37	1,470,000	1,741,541
Series 2017 C:
5% 1/1/30	105,000	126,083
5% 1/1/31	105,000	125,539
5% 1/1/32	110,000	131,114
Series 2017 D:
5% 1/1/28 (d)	515,000	620,853
5% 1/1/29 (d)	430,000	514,384
5% 1/1/32 (d)	465,000	548,087
5% 1/1/34 (d)	700,000	820,450
5% 1/1/35 (d)	515,000	602,475
5% 1/1/36 (d)	640,000	747,063
5% 1/1/37 (d)	345,000	401,733
Series 2018 A:
5% 1/1/37 (d)	3,500,000	4,225,223
5% 1/1/39 (d)	3,420,000	4,106,931
5% 1/1/48 (d)	570,000	673,010
5% 1/1/53 (d)	975,000	1,146,512
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	455,000	535,588
5% 7/1/48 (d)	3,875,000	4,523,532
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	3,100,000	3,597,455
Series 2017, 5% 12/1/46	705,000	836,561
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	350,000	367,997
5% 6/1/23	310,000	339,134
5% 6/1/24	50,000	56,640
5% 6/1/25	50,000	58,404
5% 6/1/26	40,000	48,080
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	345,000	366,997
Series 2012 C, 5% 12/15/21	170,000	174,740
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/24	1,910,000	2,049,608
Series 2016 A:
5% 11/15/26	980,000	1,200,011
5% 11/15/27	480,000	590,467
5% 11/15/28	630,000	772,584
5% 11/15/29	780,000	953,344
5% 11/15/30	860,000	1,049,476
Illinois Fin. Auth. Series 2020 A, 4% 5/15/50	6,000,000	6,688,630
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	210,000	245,600
5% 8/1/30	155,000	180,019
5% 8/1/32	210,000	242,515
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	170,000	192,823
5% 10/1/29	170,000	204,509
5% 10/1/30	170,000	203,732
5% 10/1/35	345,000	408,667
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,390,000	6,066,026
5% 5/15/43	7,175,000	8,647,791
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	200,000	221,814
4% 2/15/33	45,000	51,044
5% 2/15/26	525,000	632,677
5% 2/15/29	1,060,000	1,297,188
5% 2/15/36	240,000	286,898
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	170,000	192,617
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	85,000	97,262
Series 2012 A:
5% 5/15/22	375,000	393,974
5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	50,000	52,685
Series 2012:
4% 9/1/32	1,510,000	1,566,923
5% 9/1/32	325,000	343,350
5% 9/1/38	4,520,000	4,799,496
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	900,000	968,387
Series 2013:
5% 11/15/24	85,000	91,279
5% 11/15/27	15,000	16,083
5% 11/15/28	495,000	529,984
5% 11/15/29	240,000	256,520
Series 2015 A:
5% 11/15/21	105,000	108,004
5% 11/15/45	555,000	639,975
Series 2015 B, 5% 11/15/27	545,000	634,541
Series 2015 C:
4.125% 8/15/37	150,000	161,535
5% 8/15/35	1,285,000	1,455,521
5% 8/15/44	6,275,000	7,011,929
Series 2016 A:
5% 8/15/22 (Escrowed to Maturity)	170,000	180,941
5% 8/15/25 (Escrowed to Maturity)	410,000	488,122
5% 7/1/28	210,000	250,632
5% 2/15/29	885,000	1,034,068
5% 2/15/30	935,000	1,086,541
5% 7/1/30	120,000	141,610
5% 2/15/31	755,000	874,360
5% 7/1/31	215,000	252,908
5% 2/15/32	730,000	843,257
5% 7/1/33	110,000	128,716
5% 7/1/34	860,000	1,004,058
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	110,000	135,040
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	90,000	110,487
5% 7/1/36	445,000	516,795
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	350,000	429,672
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	105,000	130,282
Series 2016 B:
5% 8/15/31	1,270,000	1,512,550
5% 8/15/32	1,040,000	1,235,011
5% 8/15/34	1,295,000	1,528,234
5% 8/15/36	1,805,000	2,120,718
Series 2016 C:
3.75% 2/15/34	250,000	277,669
4% 2/15/36	1,070,000	1,205,187
4% 2/15/41	2,940,000	3,277,352
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	135,000	159,009
5% 2/15/24	115,000	129,947
5% 2/15/30	1,335,000	1,623,174
5% 2/15/31	4,825,000	5,842,688
5% 2/15/32	760,000	917,523
5% 2/15/34	605,000	726,219
5% 2/15/41	1,190,000	1,405,230
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,889
5% 5/15/29	215,000	254,512
5% 12/1/29	295,000	354,947
5% 5/15/30	455,000	535,731
5% 12/1/46	805,000	945,952
Series 2017 A, 5% 8/1/42	150,000	170,805
Series 2017:
5% 1/1/29	575,000	710,696
5% 7/1/34	965,000	1,178,613
5% 7/1/35	810,000	988,000
Series 2018 A:
4.25% 1/1/44	530,000	590,954
5% 1/1/38	2,140,000	2,553,637
5% 1/1/44	3,200,000	3,771,060
Series 2019, 4% 9/1/35	490,000	551,334
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	435,000	445,364
Series 2012:
5% 8/1/21	415,000	420,971
5% 3/1/23	885,000	918,638
5% 8/1/23	790,000	865,297
Series 2013:
5% 1/1/22	505,000	505,944
5.5% 7/1/24	170,000	186,727
5.5% 7/1/25	900,000	986,457
Series 2014:
5% 2/1/22	180,000	186,480
5% 2/1/23	760,000	817,990
5% 2/1/25	625,000	691,887
5% 2/1/26	470,000	517,009
5% 4/1/28	395,000	434,103
5% 5/1/28	370,000	407,492
5% 2/1/39	2,950,000	3,156,322
5.25% 2/1/31	75,000	81,784
Series 2016:
5% 2/1/23	310,000	333,654
5% 2/1/24	3,175,000	3,532,495
5% 6/1/25	1,515,000	1,745,428
5% 11/1/25	515,000	598,783
5% 6/1/26	205,000	241,249
5% 2/1/27	1,160,000	1,380,450
Series 2017 D:
5% 11/1/25	8,065,000	9,327,101
5% 11/1/26	1,810,000	2,131,517
5% 11/1/27	600,000	714,809
5% 11/1/28	3,275,000	3,863,959
Series 2019 B:
5% 9/1/21	990,000	1,007,888
5% 9/1/22	970,000	1,028,210
5% 9/1/23	990,000	1,087,459
5% 9/1/24	990,000	1,119,258
Series 2021 A:
5% 3/1/34	3,530,000	4,338,710
5% 3/1/46	7,365,000	8,758,007
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	1,520,390	1,603,350
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	400,000	445,065
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	700,000	824,045
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	1,505,000	1,756,230
Series 2016 A:
5% 12/1/31	1,210,000	1,442,818
5% 12/1/32	1,775,000	2,114,709
Series A:
5% 1/1/40	1,140,000	1,440,263
5% 1/1/45	6,100,000	7,579,941
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2002, 0% 12/1/21 (AMBAC Insured)	535,000	532,914
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	1,205,000	1,410,466
5% 2/1/35	860,000	1,007,517
5% 2/1/36	1,480,000	1,730,092
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	880,000	855,383
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,063,133
Series 2010 B1:
0% 6/15/43 (FSA Insured)	10,730,000	5,573,046
0% 6/15/45 (FSA Insured)	5,250,000	2,513,028
0% 6/15/47 (FSA Insured)	625,000	279,309
Series 2012 B, 0% 12/15/51	2,255,000	773,567
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	217,947
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	506,085
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,001,876
Series 1996 A, 0% 6/15/24	525,000	506,264
Series 2017 B:
5% 12/15/25	170,000	198,159
5% 12/15/26	570,000	678,557
5% 12/15/27	60,000	72,966
5% 12/15/31	115,000	137,904
5% 12/15/34	70,000	83,288
Series 2020 A, 5% 6/15/50	1,900,000	2,259,281
Series 2020 B, 5% 6/15/42	2,305,000	2,816,063
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured)	1,350,000	1,687,881
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,130,000	4,922,013
5% 6/1/28	475,000	562,379
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	855,000	855,000
Series 2013:
6% 10/1/42	945,000	1,055,381
6.25% 10/1/38	935,000	1,052,491
Series 2018 A, 5% 4/1/30	715,000	879,261
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	1,060,000	995,259
Will County Illinois Series 2016:
5% 11/15/31 (Pre-Refunded to 11/15/25 @ 100)	280,000	337,647
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	215,000	259,265
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	260,000	313,530
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	260,000	313,530

TOTAL ILLINOIS		292,635,032

Indiana - 0.9%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (a)	300,000	295,735
Series 2020 B, 0.95%, tender 4/1/26 (a)	475,000	467,603
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	785,000	819,807
Series 2015 A, 5.25% 2/1/32	1,215,000	1,443,010
Series 2016:
4% 9/1/21	70,000	71,060
5% 9/1/22	50,000	53,294
5% 9/1/23	75,000	83,086
5% 9/1/24	115,000	131,942
5% 9/1/26	225,000	273,912
5% 9/1/27	110,000	132,773
5% 9/1/28	530,000	635,650
5% 9/1/29	260,000	309,899
5% 9/1/30	240,000	284,655
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	440,000	470,699
Series 2015 A, 5% 10/1/30	830,000	956,261
Series 2011 A, 5.25% 10/1/25	300,000	307,299
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	610,000	620,597
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	1,150,000	1,418,195
Series 2016:
4% 1/1/32 (d)	170,000	187,301
4% 1/1/33 (d)	170,000	186,355
4% 1/1/34 (d)	215,000	234,296
4% 1/1/35 (d)	480,000	522,152
5% 1/1/26 (d)	180,000	213,712
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	370,000	401,570
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	205,000	256,292
5% 7/1/35	405,000	505,201
5% 7/1/36	440,000	547,236
5% 7/1/37	410,000	508,463
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,685,000	2,003,040
Series 2020, 4% 4/1/37	830,000	924,807
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(d)	300,000	321,409

TOTAL INDIANA		15,587,311

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	240,000	272,201
5% 5/15/48	280,000	316,049
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/22 (d)	400,000	430,206
5% 12/1/29 (d)	1,050,000	1,304,720

TOTAL IOWA		2,323,176

Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	775,000	902,729
5% 9/1/45	1,170,000	1,353,574

TOTAL KANSAS		2,256,303

Kentucky - 1.6%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/22	125,000	129,313
5% 1/1/23	75,000	81,027
5% 1/1/28	275,000	324,327
5% 1/1/31	260,000	301,516
5% 1/1/32	260,000	301,513
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,160,000	3,803,080
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/26	175,000	210,660
5% 5/1/27	505,000	623,510
5% 5/1/29	935,000	1,174,538
5% 5/1/32	245,000	305,767
5% 5/1/33	190,000	236,310
5% 5/1/34	215,000	266,557
5% 5/1/35	130,000	159,377
5% 5/1/36	110,000	134,469
Series B, 5% 8/1/23	1,205,000	1,330,155
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (a)	9,405,000	10,767,454
Series A:
4% 12/1/21	500,000	511,848
4% 6/1/24	500,000	552,482
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	1,270,000	1,410,469
Series 2020 C, 5%, tender 10/1/26 (a)	435,000	529,944
Series 2020 D, 5%, tender 10/1/29 (a)	525,000	678,148
Series 2013 A:
5.5% 10/1/33	585,000	653,284
5.75% 10/1/38	1,510,000	1,692,754
Series 2020 A, 5% 10/1/37	1,220,000	1,529,591
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	1,400,000	1,402,457

TOTAL KENTUCKY		29,110,550

Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	500,000	582,164
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	260,000	301,593
5% 12/15/25	535,000	639,015
5% 12/15/26	215,000	263,429
5% 12/15/28	345,000	417,572
5% 12/15/29	245,000	296,147
5% 12/15/30	480,000	577,653
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (d)	240,000	278,017
5% 1/1/29 (d)	895,000	1,031,034
5% 1/1/30 (d)	1,205,000	1,381,915
5% 1/1/31 (d)	430,000	491,768
5% 1/1/40 (d)	4,600,000	5,192,118
Series 2017 B:
5% 1/1/27 (d)	70,000	84,904
5% 1/1/28 (d)	40,000	48,295
5% 1/1/32 (d)	70,000	83,013
5% 1/1/33 (d)	120,000	141,900
5% 1/1/34 (d)	35,000	41,273
5% 1/1/35 (d)	70,000	82,390
5% 1/1/37 (d)	1,000,000	1,171,553
Series 2017 D2:
5% 1/1/27 (d)	85,000	103,098
5% 1/1/28 (d)	125,000	150,923
5% 1/1/31 (d)	110,000	130,849
5% 1/1/33 (d)	175,000	206,937
5% 1/1/34 (d)	210,000	247,640
5% 1/1/36 (d)	160,000	187,907
5% 1/1/37 (d)	265,000	310,461

TOTAL LOUISIANA		14,443,568

Maine - 0.7%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	800,000	833,390
Series 2011:
6.75% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	555,000	563,785
7.5% 7/1/32 (Pre-Refunded to 7/1/21 @ 100)	1,190,000	1,210,967
Series 2013, 5% 7/1/25	305,000	327,636
Series 2016 A:
4% 7/1/41	405,000	413,526
4% 7/1/46	555,000	561,646
5% 7/1/41	1,790,000	1,936,547
5% 7/1/46	4,775,000	5,130,219
Series 2017 B:
4% 7/1/25	75,000	83,981
4% 7/1/31	120,000	134,993
4% 7/1/32	85,000	95,320
4% 7/1/34	175,000	195,115
5% 7/1/26	55,000	65,570
5% 7/1/28	90,000	108,334
5% 7/1/29	70,000	83,663
5% 7/1/33	170,000	199,979
5% 7/1/35	130,000	152,227
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	180,000	211,770
5% 7/1/36	450,000	526,755
5% 7/1/38	115,000	134,093

TOTAL MAINE		12,969,516

Maryland - 2.1%
Anne Arundel County Gen. Oblig. Series 2021:
5% 10/1/26	2,230,000	2,759,834
5% 4/1/27	2,490,000	3,121,018
5% 4/1/27	8,780,000	11,005,036
5% 4/1/28	2,495,000	3,204,481
5% 4/1/28	4,220,000	5,420,004
Baltimore Proj. Rev. (Wtr. Proj.) Series 2020 A:
4% 7/1/45	2,000,000	2,339,695
5% 7/1/50	2,200,000	2,802,875
City of Westminster Series 2016:
5% 11/1/27	445,000	518,319
5% 11/1/28	475,000	549,939
5% 11/1/29	500,000	574,701
5% 11/1/30	530,000	604,297
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	945,000	1,050,022
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	215,000	250,403
5% 6/1/35	345,000	394,359
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (d)	310,000	351,818
5% 3/31/46 (d)	515,000	579,335
Maryland Health & Higher Edl. Series 2021 A:
5% 6/1/29	180,000	223,511
5% 6/1/33	450,000	565,209
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	550,000	655,023
Series 2015, 5% 7/1/24	130,000	147,212
Series 2016 A:
4% 7/1/42	295,000	321,238
5% 7/1/35	120,000	139,343

TOTAL MARYLAND		37,577,672

Massachusetts - 5.0%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	285,000	324,521
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	670,000	834,804
5% 7/1/34	725,000	897,063
Series 2017, 4% 7/1/41	1,720,000	1,966,710
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	170,000	185,683
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	175,000	209,080
5% 10/1/28	180,000	213,460
5% 10/1/29	190,000	224,027
5% 10/1/31	210,000	244,462
5% 10/1/32	220,000	255,027
Series 2016:
5% 10/1/29	170,000	204,509
5% 10/1/30	260,000	311,284
5% 7/1/31	290,000	344,512
5% 10/1/31	280,000	334,176
5% 10/1/43	1,500,000	1,705,793
Series 2019, 5% 9/1/59	4,040,000	4,845,691
Series 2020 A:
4% 7/1/45	3,170,000	3,529,814
5% 10/15/26	10,750,000	13,331,877
5% 10/15/28	1,500,000	1,954,461
5% 10/15/29	5,000,000	6,637,783
5% 10/15/30	5,000,000	6,780,063
Series BB1, 5% 10/1/46	70,000	83,641
Series J2, 5% 7/1/53	7,000,000	8,303,936
Series M:
4% 10/1/50	3,170,000	3,520,263
5% 10/1/45	2,390,000	2,922,874
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (d)	955,000	1,010,725
Series 2016, 5% 7/1/24 (d)	1,400,000	1,593,556
Series 2019 B, 5% 7/1/27 (d)	675,000	820,656
Massachusetts Gen. Oblig.:
Series 2017 A:
5% 4/1/36	365,000	450,624
5% 4/1/42	1,380,000	1,687,955
Series 2019 A, 5% 1/1/49	1,000,000	1,222,114
Series E:
5% 11/1/45	1,345,000	1,711,767
5% 11/1/50	4,580,000	5,796,737
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	55,000	55,233
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	360,000	430,656
5% 7/1/34	185,000	220,809
5% 7/1/38	270,000	322,748
Series 2016 B, 5% 7/1/43 (d)	1,480,000	1,721,765
Series 2019 A, 5% 7/1/40 (d)	500,000	616,576
Series 2021 E, 5% 7/1/51 (d)	9,000,000	11,241,010
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (d)	1,485,000	1,772,304

TOTAL MASSACHUSETTS		90,840,749

Michigan - 2.0%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	405,000	456,401
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	550,000	660,030
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	690,000	725,528
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	420,000	510,668
5% 7/1/48	1,815,000	2,192,271
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	405,000	481,436
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	820,000	976,129
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	40,000	48,009
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	535,000	652,883
(Trinity Health Proj.) Series 2017, 5% 12/1/42	445,000	536,841
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	60,000	60,453
Series 2012, 5% 11/15/42	1,785,000	1,903,095
Series 2015 MI, 5% 12/1/24	765,000	889,606
Series 2016, 5% 11/15/41	325,000	382,730
Series 2020 A, 4% 6/1/49	765,000	869,205
Series 2021:
4% 9/1/39 (b)	600,000	693,807
4% 9/1/40 (b)	600,000	691,793
4% 9/1/41 (b)	500,000	574,527
Series MI, 5.5% 12/1/27	820,000	980,085
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	255,000	315,726
Series 2012 A, 5% 6/1/26	345,000	362,351
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	695,000	769,547
Oakland Univ. Rev. Series 2019:
5% 3/1/40	1,020,000	1,249,106
5% 3/1/41	1,075,000	1,313,076
5% 3/1/44	2,100,000	2,541,943
5% 3/1/50	3,400,000	4,085,260
Portage Pub. Schools Series 2016:
5% 11/1/30	490,000	590,658
5% 11/1/31	435,000	523,880
5% 11/1/36	45,000	53,824
Univ. of Michigan Rev.:
Series 2017 A, 5% 4/1/24	1,085,000	1,237,658
Series 2020 A, 4% 4/1/45	1,500,000	1,773,437
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	1,205,000	1,433,956
Series 2015 G, 5% 12/1/28 (d)	945,000	1,120,749
Series 2017 A:
4% 12/1/33 (FSA Insured)	255,000	287,424
4% 12/1/34 (FSA Insured)	210,000	236,156
4% 12/1/35 (FSA Insured)	205,000	229,962
4% 12/1/36 (FSA Insured)	215,000	240,498
5% 12/1/31	65,000	78,935
5% 12/1/32	65,000	78,677
5% 12/1/34	120,000	145,304
5% 12/1/35	110,000	132,871
5% 12/1/37	75,000	90,333
Series 2017 B:
5% 12/1/29 (d)	105,000	127,147
5% 12/1/30 (d)	120,000	144,144
5% 12/1/31 (d)	140,000	167,570
5% 12/1/32 (d)	90,000	108,623
5% 12/1/32 (d)	110,000	131,233
5% 12/1/34 (d)	105,000	126,041
5% 12/1/35 (d)	110,000	131,722
5% 12/1/37 (d)	145,000	172,734
5% 12/1/42 (d)	170,000	200,398
Series 2018 B, 5% 12/1/48 (d)	1,000,000	1,177,877
Series 2018 D, 5% 12/1/29 (d)	800,000	995,797

TOTAL MICHIGAN		36,660,114

Minnesota - 0.2%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	485,000	549,992
Series 2017:
4% 5/1/21	85,000	85,204
5% 5/1/25	140,000	162,325
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	130,000	159,039
5% 10/1/45	285,000	334,380
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	205,000	227,342
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(e)	1,255,000	1,346,284

TOTAL MINNESOTA		2,864,566

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	120,000	131,116
5% 3/1/31	130,000	141,486
5% 3/1/36	260,000	279,402
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/26	205,000	205,689
5% 9/1/27	85,000	85,286
5% 9/1/28	170,000	170,573
5% 9/1/29	170,000	170,563
5% 9/1/30	240,000	240,780
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (d)	500,000	604,957
Missouri Health & Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	170,000	185,282
3.25% 2/1/28	170,000	185,421
4% 2/1/40	140,000	150,867
5% 2/1/29	215,000	251,501
5% 2/1/31	445,000	516,245
5% 2/1/33	495,000	570,859
5% 2/1/36	465,000	532,048
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	215,000	239,055
Series 2021 A, 3% 5/1/52	2,760,000	3,028,772
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	255,000	281,889

TOTAL MISSOURI		7,971,791

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	235,000	247,732
Series 2019 B, 4% 6/1/50	110,000	124,623

TOTAL MONTANA		372,355

Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	5,825,000	6,612,504
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	170,000	195,014
5% 7/1/36	120,000	145,784
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	600,000	659,931
Series 2019 E, 3.75% 9/1/49 (d)	680,000	735,715
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	425,000	502,052
5% 1/1/40	195,000	229,146
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (d)	130,000	140,203
5% 12/15/23 (d)	130,000	145,104
5% 12/15/25 (d)	70,000	83,005
5% 12/15/26 (d)	250,000	303,527
5% 12/15/27 (d)	170,000	204,533
5% 12/15/30 (d)	260,000	306,631
5% 12/15/31 (d)	135,000	159,044
5% 12/15/33 (d)	140,000	163,767
5% 12/15/35 (d)	345,000	403,144
5% 12/15/36 (d)	85,000	99,335
Series 2017 C, 5% 12/15/21 (d)	70,000	72,275

TOTAL NEBRASKA		11,160,714

Nevada - 0.3%
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,935,000	2,354,081
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/22 (d)	385,000	407,258
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	1,035,000	1,061,049
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	780,000	936,682
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	340,000	378,631

TOTAL NEVADA		5,137,701

New Hampshire - 1.1%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,486,588	1,722,883
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	515,000	606,836
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	210,000	259,775
5% 8/1/29	185,000	226,833
5% 8/1/30	170,000	206,888
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	440,000	548,229
5% 7/1/32	660,000	819,709
5% 7/1/33	600,000	744,063
5% 7/1/34	920,000	1,138,341
5% 7/1/35	965,000	1,191,513
5% 7/1/36	1,015,000	1,249,765
5% 7/1/37	890,000	1,092,901
Series 2017, 5% 7/1/44	2,265,000	2,617,235
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	65,000	66,428
Series 2012:
4% 7/1/32	475,000	483,887
5% 7/1/24	170,000	178,746
5% 7/1/25	205,000	215,197
5% 7/1/27	85,000	88,982
Series 2016:
4% 10/1/38	415,000	449,699
5% 10/1/22	185,000	197,907
5% 10/1/24	365,000	416,104
5% 10/1/25	360,000	421,595
5% 10/1/29	1,150,000	1,355,950
5% 10/1/31	895,000	1,046,970
5% 10/1/33	695,000	808,604
5% 10/1/38	1,285,000	1,479,645

TOTAL NEW HAMPSHIRE		19,634,685

New Jersey - 5.1%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	180,000	211,888
5% 7/1/30 (FSA Insured)	435,000	507,282
5% 7/1/32 (FSA Insured)	215,000	249,204
5% 7/1/33 (FSA Insured)	225,000	260,064
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	260,000	255,207
Series A:
5% 11/1/31	2,265,000	2,820,699
5% 11/1/36	2,530,000	3,082,169
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	230,000	227,266
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	2,265,000	2,653,220
Series 2017 B, 5% 11/1/23	3,100,000	3,456,374
Series 2013 NN:
5% 3/1/27	13,685,000	14,758,093
5% 3/1/29	430,000	462,076
Series 2013:
5% 3/1/24	3,100,000	3,357,605
5% 3/1/25	380,000	411,310
Series 2014 PP, 5% 6/15/26	1,100,000	1,244,795
Series 2015 XX, 5.25% 6/15/27	2,925,000	3,418,622
Series 2016 AAA:
5.5% 6/15/31	345,000	416,898
5.5% 6/15/32	860,000	1,035,865
Series LLL, 5% 6/15/44	1,140,000	1,364,511
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (a)(d)	8,000,000	8,100,108
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	360,000	422,085
5% 7/1/32	415,000	485,286
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	985,000	1,193,561
4% 6/1/31	370,000	451,997
4% 6/1/32	250,000	307,337
5% 6/1/29	1,110,000	1,418,950
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	60,000	60,640
5% 7/1/22	60,000	63,292
5% 7/1/23	200,000	219,139
5% 7/1/24	330,000	374,031
5% 7/1/25	345,000	402,904
5% 7/1/26	190,000	228,119
5% 7/1/26	60,000	72,038
5% 7/1/27	85,000	101,647
5% 7/1/27	130,000	158,568
5% 7/1/28	65,000	79,052
5% 7/1/29	120,000	141,747
5% 7/1/29	85,000	100,451
5% 7/1/30	145,000	170,231
5% 7/1/30	170,000	205,389
Series 2016:
4% 7/1/48	500,000	546,853
5% 7/1/41	625,000	724,372
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	210,000	225,967
5% 12/1/23 (d)	350,000	391,119
5% 12/1/26 (d)	915,000	1,104,312
Series 2017 1B, 5% 12/1/21 (d)	220,000	226,741
Series 2018 B:
5% 12/1/25 (d)	725,000	856,926
5% 12/1/26 (d)	1,045,000	1,261,209
Series 2019 A:
5% 12/1/23	310,000	347,558
5% 12/1/24	180,000	208,396
5% 12/1/25	330,000	392,535
Series 2020:
5% 12/1/24 (d)	1,450,000	1,670,211
5% 12/1/24 (d)	690,000	794,790
5% 12/1/27 (d)	570,000	697,395
5% 12/1/28 (d)	1,000,000	1,238,750
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	840,000	1,020,294
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	4,970,000	6,010,942
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	70,000	75,864
Series 2010 A, 0% 12/15/27	2,350,000	2,094,257
Series 2014 AA, 5% 6/15/24	1,720,000	1,956,386
Series 2016 A:
5% 6/15/27	465,000	555,720
5% 6/15/28	1,905,000	2,257,408
5% 6/15/29	385,000	452,408
Series 2016 A-2, 5% 6/15/23	925,000	1,017,440
Series AA:
4% 6/15/36	950,000	1,086,693
4% 6/15/45	2,105,000	2,353,028
5% 6/15/29	385,000	403,009
5% 6/15/38	1,070,000	1,323,368
5% 6/15/45	470,000	570,552
Series BB, 5% 6/15/33	4,300,000	5,267,932

TOTAL NEW JERSEY		92,082,155

New Mexico - 0.0%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	480,000	531,011
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	35,057
5% 5/15/34	65,000	73,056
5% 5/15/39	50,000	55,688
5% 5/15/44	50,000	55,210
5% 5/15/49	100,000	109,721
Series 2019 B1, 2.625% 5/15/25	55,000	55,174

TOTAL NEW MEXICO		914,917

New York - 5.4%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	215,000	244,413
4% 7/1/34	215,000	243,757
Series 2017:
4% 12/1/21 (e)	200,000	203,683
5% 12/1/22 (e)	300,000	319,867
5% 12/1/23 (e)	200,000	220,588
5% 12/1/24 (e)	200,000	227,116
5% 12/1/25 (e)	200,000	233,216
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	1,115,000	1,119,301
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,420,000	4,795,309
New York City Gen. Oblig.:
Series 2012 E, 5% 8/1/24	860,000	893,699
Series 2015 C, 5% 8/1/27	120,000	140,208
Series 2016 C and D, 5% 8/1/28	450,000	541,432
Series 2016 E, 5% 8/1/28	755,000	921,498
Series A, 5% 8/1/26	1,000,000	1,221,697
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 EE, 5.25% 6/15/30	1,240,000	1,314,104
Series GG 1, 5% 6/15/48	11,930,000	14,966,912
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	860,000	981,159
Series 2015 S2, 5% 7/15/35	305,000	357,998
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	2,000,000	2,433,312
Series 2018 B, 5% 8/1/45	6,335,000	7,624,907
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,400,000	4,575,776
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	965,000	1,017,914
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	1,170,000	1,422,998
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	1,720,000	1,879,212
Series 2015 A1, 5% 11/15/45	1,280,000	1,430,801
Series 2020 A, 4% 2/1/22	1,550,000	1,591,980
Series 2020 D, 4% 11/15/46	11,710,000	13,009,415
Series 2021 A1, 4% 11/15/45	8,280,000	9,275,863
New York State Hsg. Fin. Agcy. Rev. Series J, 0.75% 5/1/25	1,410,000	1,411,137
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	240,000	261,420
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	8,700,000	9,883,126
4% 3/15/45	7,000,000	7,930,719
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	740,000	828,927
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	1,085,000	1,315,411
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	930,000	1,131,665
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	170,000	195,306
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	195,000	208,853
4% 3/1/24 (FSA Insured)	235,000	259,272
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	250,000	252,069
5.375% 11/1/54 (e)	885,000	893,202
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	860,000	1,009,188

TOTAL NEW YORK		98,788,430

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	1,175,000	1,365,029
North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	265,000	326,241
5% 7/1/33	260,000	316,930
5% 7/1/37	605,000	730,334
Series 2017 B:
5% 7/1/21 (d)	35,000	35,397
5% 7/1/22 (d)	25,000	26,458
5% 7/1/23 (d)	30,000	33,019
5% 7/1/24 (d)	35,000	39,863
5% 7/1/25 (d)	15,000	17,593
5% 7/1/26 (d)	15,000	18,060
5% 7/1/27 (d)	35,000	43,046
5% 7/1/28 (d)	30,000	36,731
5% 7/1/29 (d)	40,000	48,627
5% 7/1/30 (d)	45,000	54,375
5% 7/1/31 (d)	85,000	102,324
5% 7/1/32 (d)	85,000	102,009
5% 7/1/33 (d)	90,000	107,681
5% 7/1/34 (d)	95,000	113,364
5% 7/1/35 (d)	65,000	77,413
5% 7/1/36 (d)	55,000	65,334
5% 7/1/37 (d)	65,000	77,019
5% 7/1/42 (d)	205,000	240,464
Series 2017 C, 4% 7/1/32	250,000	283,816
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/30 (FSA Insured)	220,000	220,606
Series 2012, 5% 11/1/41	935,000	957,074
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	70,000	88,050
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	565,000	710,691
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26 (Pre-Refunded to 5/15/22 @ 100)	225,000	237,084
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	1,725,000	1,761,968
Series 2019 C, 2.55%, tender 6/1/26 (a)	2,980,000	3,188,088

TOTAL NORTH CAROLINA		10,059,659

Ohio - 3.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	2,435,000	2,816,493
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	515,000	611,087
5% 8/1/26	345,000	421,485
5% 8/1/27	430,000	538,432
5% 8/1/28	490,000	617,055
5% 8/1/29	905,000	1,127,581
5% 8/1/30	730,000	903,816
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	630,000	661,435
Series 2020 A, 4% 12/1/40	4,000,000	4,636,426
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	2,115,000	2,484,521
Series 2012 B, 5% 2/15/42	335,000	346,761
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/32	2,335,000	2,992,582
5% 6/1/33	7,750,000	9,857,040
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,183,085
Columbus City School District Series 2016 A, 5% 12/1/29	360,000	434,934
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	1,100,000	1,321,209
5% 12/1/51	1,650,000	1,972,651
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,150,000	1,322,858
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	620,000	668,891
5% 12/1/26	115,000	123,913
Lake County Hosp. Facilities Rev.:
Series 2008 C:
5.75% 8/15/38	30,000	30,095
6% 8/15/43	140,000	140,471
Series 2015:
5% 8/15/29	240,000	276,949
5% 8/15/30	260,000	298,719
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	2,325,000	2,695,203
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/30	1,400,000	1,836,660
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	765,000	800,108
5% 2/15/44	915,000	949,947
5% 2/15/48	2,340,000	2,425,926
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,175,000	1,444,766
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	255,000	288,286
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	155,000	174,997
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	450,000	266,324
Series A, 5% 2/15/51	8,200,000	10,418,557
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	380,000	448,121
5% 2/15/34	75,000	86,824
Series 2019, 5% 2/15/29	935,000	1,069,058
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	775,000	919,978
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/32 @ 100)	130,000	132,519
5% 12/1/42 (Pre-Refunded to 12/1/42 @ 100)	170,000	171,369

TOTAL OHIO		59,917,132

Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	390,000	454,208
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	220,000	261,056
5% 10/1/29	240,000	284,699
5% 10/1/36	170,000	200,234
5% 10/1/39	345,000	404,416
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	85,000	89,228
5% 8/15/23	45,000	49,188
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	615,000	700,036
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	225,000	257,345

TOTAL OKLAHOMA		2,700,410

Oregon - 0.2%
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	980,000	1,086,236
Series 2019 A, 4% 7/1/50	1,910,000	2,122,637

TOTAL OREGON		3,208,873

Pennsylvania - 5.5%
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	505,000	611,549
5% 7/1/34	60,000	72,099
5% 7/1/38	1,350,000	1,599,964
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	2,485,000	2,817,357
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	170,000	207,987
5% 7/15/29	270,000	342,479
5% 7/15/32	170,000	212,506
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/23	225,000	251,277
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	1,750,000	2,111,314
5% 6/1/28	945,000	1,186,890
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	60,000	60,432
5% 6/1/23	85,000	93,704
5% 6/1/28	185,000	222,307
5% 6/1/29	200,000	238,881
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	690,000	760,936
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	250,000	271,847
Series 2019, 5% 7/1/49	745,000	831,822
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	430,000	471,578
4% 7/15/35	445,000	485,597
4% 7/15/37	860,000	933,265
5% 7/15/25	70,000	81,426
5% 7/15/26	215,000	255,950
5% 7/15/27	365,000	442,634
5% 7/15/28	270,000	328,243
5% 7/15/29	285,000	342,840
5% 7/15/30	380,000	452,620
5% 7/15/31	260,000	308,281
5% 7/15/32	270,000	319,082
5% 7/15/34	295,000	346,532
5% 7/15/36	865,000	1,011,128
5% 7/15/38	1,035,000	1,203,892
5% 7/15/43	1,205,000	1,387,142
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	445,000	530,974
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,725,000	1,759,547
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	170,000	206,039
5% 7/1/27	170,000	204,831
5% 7/1/28	170,000	204,042
5% 7/1/34	635,000	750,467
5% 7/1/36	345,000	405,764
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	345,000	367,054
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	225,000	228,588
5% 10/1/22	240,000	251,414
5% 10/1/23	70,000	75,380
5% 10/1/24	200,000	220,382
5% 10/1/25	180,000	197,570
5% 10/1/27	85,000	92,589
Series 2016 A:
5% 10/1/28	260,000	292,390
5% 10/1/29	450,000	502,939
5% 10/1/31	785,000	870,502
5% 10/1/36	1,410,000	1,545,445
5% 10/1/40	690,000	751,865
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,190,000	2,419,908
(St. Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	130,000	152,124
Series 2016 A, 5% 8/15/46	5,165,000	5,876,466
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (a)(d)	3,185,000	3,339,957
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	600,000	687,751
Series 2017:
5% 5/1/35	215,000	254,437
5% 5/1/37	270,000	317,802
5% 5/1/41	1,220,000	1,424,015
Series 2016:
5% 5/1/28	85,000	99,940
5% 5/1/32	215,000	248,030
5% 5/1/33	295,000	339,453
Series 2018 A, 5% 2/15/48	325,000	393,573
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	510,000	554,183
Series 2021 134B, 5% 4/1/27 (d)	1,340,000	1,646,870
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	170,000	200,473
5% 7/1/26	170,000	206,039
5% 7/1/27	140,000	173,517
Series 2017 B:
5% 7/1/22 (d)	380,000	401,383
5% 7/1/22	50,000	52,910
5% 7/1/23 (d)	260,000	286,413
5% 7/1/23	85,000	93,736
5% 7/1/25 (d)	600,000	704,803
5% 7/1/26 (d)	515,000	618,323
5% 7/1/27 (d)	430,000	527,113
5% 7/1/28 (d)	515,000	625,033
5% 7/1/29 (d)	385,000	464,963
5% 7/1/32 (d)	515,000	615,017
5% 7/1/33 (d)	385,000	458,371
5% 7/1/34 (d)	690,000	819,336
5% 7/1/37 (d)	775,000	913,800
5% 7/1/42 (d)	2,325,000	2,713,857
5% 7/1/47 (d)	3,270,000	3,790,799
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	1,360,000	1,554,541
Philadelphia School District:
Series 2016 D:
5% 9/1/25	1,515,000	1,770,783
5% 9/1/26	1,580,000	1,893,889
5% 9/1/27	1,670,000	2,032,051
5% 9/1/28	1,395,000	1,691,681
Series 2016 F:
5% 9/1/28	2,410,000	2,922,546
5% 9/1/29	1,565,000	1,891,410
Series 2018 A:
5% 9/1/36	325,000	401,362
5% 9/1/37	190,000	233,685
5% 9/1/38	300,000	368,532
Series 2018 B, 5% 9/1/43	440,000	530,081
Series 2019 A:
4% 9/1/35	1,310,000	1,503,852
5% 9/1/30	1,365,000	1,761,826
5% 9/1/31	1,085,000	1,394,899
5% 9/1/34	625,000	792,951
Series F, 5% 9/1/30	1,170,000	1,412,656
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	3,590,000	4,535,864
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (FSA Insured)	680,000	848,827
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	475,000	537,530
4% 6/1/49	1,135,000	1,276,233
5% 6/1/44	830,000	1,020,307
5% 6/1/49	1,325,000	1,619,770
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	220,000	257,764
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	960,000	1,108,234
5% 8/1/48	4,165,000	4,788,297

TOTAL PENNSYLVANIA		99,291,309

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	135,000	152,123
5% 9/1/36	1,210,000	1,350,358
Series 2016:
5% 5/15/22	1,300,000	1,364,285
5% 5/15/39	1,085,000	1,235,587
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	405,000	449,295
Series 2021 74, 3% 4/1/49 (b)	2,180,000	2,389,856
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	745,000	824,441
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34(d)	395,000	407,292
5% 12/1/24 (d)	765,000	876,408
5% 12/1/28 (d)	1,700,000	2,097,624

TOTAL RHODE ISLAND		11,147,269

South Carolina - 2.5%
Charleston County Arpt. District Series 2019, 5% 7/1/43	500,000	603,909
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	470,000	543,408
5% 12/1/26	240,000	275,759
5% 12/1/28	975,000	1,113,439
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	570,000	641,194
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,245,000	1,545,453
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	190,000	226,746
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,965,000	7,785,065
Series 2014 A:
5% 12/1/49	2,330,000	2,603,811
5.5% 12/1/54	2,700,000	3,053,401
Series 2014 C, 5% 12/1/46	810,000	920,018
Series 2015 A, 5% 12/1/50	1,075,000	1,229,485
Series 2015 C, 5% 12/1/22	1,455,000	1,567,844
Series 2015 E, 5.25% 12/1/55	1,290,000	1,508,252
Series 2016 A:
5% 12/1/29	515,000	619,078
5% 12/1/38	50,000	59,214
Series 2016 B:
5% 12/1/31	190,000	231,194
5% 12/1/41	2,600,000	3,111,601
Series A, 5% 12/1/23	1,305,000	1,463,846
Spartanburg County Reg'l. Health:
Series 2012 A, 5% 4/15/37	1,255,000	1,308,992
Series 2017 A:
4% 4/15/43	3,225,000	3,541,968
4% 4/15/48	2,250,000	2,454,503
5% 4/15/48	7,705,000	9,043,657

TOTAL SOUTH CAROLINA		45,451,837

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	115,000	139,889
Series 2017:
5% 7/1/26	50,000	60,743
5% 7/1/28	50,000	61,861
5% 7/1/29	100,000	122,843

TOTAL SOUTH DAKOTA		385,336

Tennessee - 2.2%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	170,000	186,228
5% 7/1/24	255,000	279,822
5% 7/1/25	255,000	279,102
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/41	2,000,000	2,408,422
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	440,000	498,948
Series 2019 B, 5% 7/1/38 (d)	3,290,000	4,082,131
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	10,250,000	12,728,465
5% 1/1/30	12,000,000	15,898,812
Tennessee Hsg. Dev. Agcy. Residential Series 2021 1, 3% 7/1/51 (b)	2,870,000	3,145,979

TOTAL TENNESSEE		39,507,909

Texas - 7.1%
Argyle Independent School District Series 2004, 5.25% 8/15/40 (FSA Insured)	20,000	20,062
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	255,000	255,735
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	170,000	195,811
5% 11/15/27 (d)	215,000	247,145
5% 11/15/28 (d)	260,000	298,172
5% 11/15/39 (d)	1,960,000	2,228,251
5% 11/15/44 (d)	4,795,000	5,451,257
Series 2017 B:
5% 11/15/28 (d)	170,000	204,443
5% 11/15/30 (d)	265,000	315,241
5% 11/15/32 (d)	210,000	248,340
5% 11/15/35 (d)	215,000	252,534
5% 11/15/36 (d)	360,000	421,841
5% 11/15/37 (d)	245,000	286,483
5% 11/15/41 (d)	980,000	1,137,544
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	500,000	498,374
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	225,000	261,808
5% 1/1/30	285,000	328,454
5% 1/1/31	80,000	92,037
5% 1/1/32	170,000	194,896
5% 1/1/40	1,000,000	1,129,637
5% 1/1/45	1,205,000	1,355,562
Series 2016:
5% 1/1/40	170,000	194,114
5% 1/1/46	120,000	136,270
Series 2021 C, 5% 1/1/27 (b)	3,595,000	4,240,085
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/23	275,000	291,396
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	450,000	534,595
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	2,000,000	2,419,044
El Paso Independent School District Series 2020:
5% 8/15/25	750,000	895,325
5% 8/15/26	1,300,000	1,600,663
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	550,000	680,703
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	940,000	1,013,015
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	230,000	268,802
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515,000	500,577
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	789,435
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	2,000,000	2,457,807
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	515,000	520,786
5% 7/1/24 (Pre-Refunded to 7/1/21 @ 100) (d)	215,000	217,415
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100) (d)	260,000	262,921
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (d)	865,000	915,121
Series 2018 A, 5% 7/1/41 (d)	3,000,000	3,571,322
Series 2018 C:
5% 7/1/29 (d)	345,000	427,800
5% 7/1/30 (d)	365,000	449,488
5% 7/1/31 (d)	260,000	318,030
5% 7/1/32 (d)	300,000	365,672
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	655,000	807,495
5% 3/1/31	800,000	979,015
5% 3/1/32	340,000	415,045
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	515,000	584,935
Series 2016 B, 5% 11/15/33	480,000	587,171
Series 2020 C:
4% 11/15/43	3,500,000	4,174,233
4% 11/15/49	3,500,000	4,124,955
5% 11/15/45	3,500,000	4,496,739
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	80,000	94,675
5% 10/15/30	325,000	379,723
5% 10/15/32	170,000	197,512
5% 10/15/36	115,000	132,462
5% 10/15/37	195,000	224,157
5% 10/15/38	275,000	315,543
5% 10/15/44	270,000	306,776
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	170,000	201,634
5% 11/1/27 (d)	370,000	439,399
5% 11/1/28 (d)	570,000	674,378
5% 11/1/29 (d)	345,000	406,987
5% 11/1/32 (d)	635,000	742,575
Series 2017:
5% 11/1/22 (d)	130,000	139,384
5% 11/1/23 (d)	190,000	211,164
5% 11/1/24 (d)	170,000	195,058
5% 11/1/25 (d)	170,000	200,879
5% 11/1/26 (d)	170,000	205,797
5% 11/1/27 (d)	170,000	204,492
5% 11/1/28 (d)	300,000	358,689
5% 11/1/29 (d)	215,000	256,462
5% 11/1/30 (d)	170,000	202,750
5% 11/1/31 (d)	385,000	458,192
5% 11/1/32 (d)	445,000	528,381
5% 11/1/33 (d)	170,000	201,306
5% 11/1/34 (d)	170,000	200,799
5% 11/1/36 (d)	170,000	200,315
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/25	1,000,000	1,175,361
5% 5/15/26	1,260,000	1,525,345
5% 5/15/27	1,500,000	1,860,688
Series 2015 D:
5% 5/15/28	380,000	443,941
5% 5/15/30	860,000	1,000,916
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	130,000	162,473
5% 8/15/29	345,000	426,122
5% 8/15/47	395,000	468,806
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	125,000	146,972
5% 4/1/30	590,000	681,761
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	170,000	200,215
5% 1/1/33	205,000	246,896
5% 1/1/34	260,000	312,271
5% 1/1/34	515,000	688,828
5% 1/1/35	380,000	455,529
5% 1/1/36	1,035,000	1,237,982
5% 1/1/37	1,375,000	1,638,969
5% 1/1/38	560,000	599,098
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	155,000	167,366
5% 1/1/30	75,000	88,653
5% 1/1/31	100,000	117,773
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,430,000	1,690,626
Series 2015 A, 5% 1/1/32	575,000	661,021
Series 2015 B, 5% 1/1/40	1,720,000	1,841,327
Series 2016 A, 5% 1/1/36	215,000	250,492
Series 2017 A, 5% 1/1/39	5,620,000	6,829,347
Series 2018:
4% 1/1/37	2,125,000	2,407,950
4% 1/1/38	4,365,000	4,934,114
San Antonio Independent School District Series 2016, 5% 8/15/31	745,000	906,317
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	75,000	92,789
5% 10/1/30	120,000	147,640
5% 10/1/31	110,000	134,843
5% 10/1/39	215,000	259,868
5% 10/1/40	170,000	205,309
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	690,000	767,454
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	860,000	961,450
5% 2/15/25	145,000	168,898
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,105,132	1,158,140
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	1,150,000	1,305,718
Series A, 3.5% 3/1/51	1,135,000	1,276,260
Texas Gen. Oblig. Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	300,000	300,228
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	710,000	819,312
4% 6/30/39	1,800,000	2,058,201
4% 6/30/40	1,500,000	1,706,482
Series 2013, 6.75% 6/30/43 (d)	2,580,000	2,925,087
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	560,000	684,562
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	2,000,000	2,473,576
Series 2020, 5% 8/1/30	1,000,000	1,337,682
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	1,065,000	1,267,525
5% 2/15/33	690,000	819,533
5% 2/15/34	860,000	1,019,025
5% 2/15/36	515,000	608,362
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	360,000	439,009
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C:
5% 8/15/28	4,000,000	5,163,395
5% 8/15/31	3,000,000	4,098,585
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	350,000	421,012
Weatherford Independent School District Series 2002, 0% 2/15/33	1,200,000	961,103

TOTAL TEXAS		129,091,297

Utah - 0.9%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (d)	345,000	364,414
5% 7/1/24 (d)	300,000	342,099
5% 7/1/25 (d)	345,000	405,262
5% 7/1/27 (d)	730,000	899,800
5% 7/1/29 (d)	640,000	779,740
5% 7/1/30 (d)	475,000	576,795
5% 7/1/31 (d)	905,000	1,094,842
5% 7/1/33 (d)	690,000	829,629
5% 7/1/35 (d)	690,000	825,826
5% 7/1/36 (d)	930,000	1,110,186
5% 7/1/37 (d)	730,000	869,249
5% 7/1/42 (d)	4,220,000	4,974,405
Series 2018 A:
5% 7/1/33 (d)	1,655,000	2,027,912
5.25% 7/1/48 (d)	1,215,000	1,462,485
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series 2012 A, 5% 9/1/22	545,000	580,500

TOTAL UTAH		17,143,144

Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	790,000	868,794
5% 10/15/46	980,000	1,069,778
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A:
5% 6/15/27 (d)	1,000,000	1,193,693
5% 6/15/29 (d)	1,700,000	2,058,663
Series 2020 A, 5% 6/15/28 (d)	1,000,000	1,207,162

TOTAL VERMONT		6,398,090

Virginia - 1.3%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	805,000	906,495
5% 6/15/30	215,000	237,807
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	110,000	116,602
Series 2016:
4% 6/15/37	125,000	135,114
5% 6/15/27	260,000	307,982
5% 6/15/30	110,000	128,047
5% 6/15/33	75,000	86,573
5% 6/15/34	140,000	161,236
5% 6/15/35	380,000	436,927
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	170,000	193,582
5% 1/1/40	385,000	438,350
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	150,000	186,468
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	6,610,000	8,133,659
5% 8/1/27	7,060,000	8,914,632
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (d)	1,035,000	1,066,244
5% 1/1/40 (d)	205,000	211,142
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	430,000	499,945
5% 1/1/34	260,000	301,374
5% 1/1/35	260,000	300,893
5% 1/1/44	170,000	194,172
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	820,000	834,353

TOTAL VIRGINIA		23,791,597

Washington - 1.2%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (d)	600,000	714,809
5% 10/1/30 (d)	345,000	410,460
Series 2019 A, 4% 4/1/44 (d)	625,000	690,135
Series 2019, 5% 4/1/44 (d)	1,500,000	1,788,014
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (d)	230,000	231,668
5% 6/1/22 (d)	170,000	179,087
5% 6/1/24 (d)	270,000	294,521
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	965,000	1,041,912
5% 12/1/27	710,000	762,765
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	580,000	674,798
5% 2/1/34	715,000	831,568
Series 2017 D, 5% 2/1/33	610,000	745,426
Series 2018 C, 5% 8/1/30	1,150,000	1,430,611
Series R-2017 A, 5% 8/1/30	350,000	425,552
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	140,000	164,262
5% 7/1/27	265,000	326,460
5% 7/1/28	325,000	399,510
5% 7/1/29	125,000	152,492
5% 7/1/30	150,000	181,809
5% 7/1/31	180,000	217,301
5% 7/1/32	345,000	415,123
5% 7/1/33	490,000	587,676
5% 7/1/34	115,000	137,536
5% 7/1/42	1,650,000	1,949,958
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	885,000	946,334
Series 2015:
5% 1/1/25	345,000	399,510
5% 1/1/27	400,000	467,862
Series 2017, 4% 8/15/42	2,055,000	2,228,030
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	370,000	432,646
5% 10/1/28	380,000	440,844
5% 10/1/35	390,000	440,648
5% 10/1/36	590,000	666,048
5% 10/1/40	580,000	649,027

TOTAL WASHINGTON		21,424,402

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	280,000	347,499
5% 1/1/32	230,000	283,749

TOTAL WEST VIRGINIA		631,248

Wisconsin - 1.2%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	145,000	155,785
5% 5/15/28 (e)	230,000	248,097
5.25% 5/15/37 (e)	70,000	75,026
5.25% 5/15/42 (e)	85,000	90,633
5.25% 5/15/47 (e)	85,000	90,298
5.25% 5/15/52 (e)	160,000	169,723
Pub. Fin. Auth. Edl. Facilities:
Series 2016:
5% 1/1/37	1,110,000	1,188,460
5% 1/1/42	890,000	944,158
Series 2018 A:
5.25% 10/1/43	1,595,000	1,839,511
5.25% 10/1/48	1,595,000	1,830,018
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	1,450,000	1,755,716
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	150,000	161,553
5% 10/1/48 (e)	180,000	193,086
5% 10/1/53 (e)	310,000	331,870
Roseman Univ. of Health (Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (e)	325,000	375,326
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	860,000	1,026,708
Series 2014:
4% 5/1/33	605,000	633,464
5% 5/1/22	135,000	141,145
Series 2016 A:
5% 2/15/28	410,000	476,588
5% 2/15/29	530,000	612,521
5% 2/15/30	585,000	672,410
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	1,000,000	1,251,808
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	170,000	212,807
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	295,000	369,283
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	325,000	406,838
Series 2018, 5% 4/1/34	2,000,000	2,479,576
Series 2019 A:
2.25% 11/1/26	305,000	303,888
5% 11/1/26	355,000	386,045
5% 11/1/46	1,015,000	1,061,756
Series 2019 B1, 2.825% 11/1/28	345,000	345,512
Series 2019 B2, 2.55% 11/1/27	220,000	220,122
Series 2019:
5% 10/1/30	405,000	516,533
5% 10/1/32	850,000	1,074,763
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
4% 10/1/23	430,000	451,856
5% 6/1/27	385,000	401,213

TOTAL WISCONSIN		22,494,096

TOTAL MUNICIPAL BONDS
(Cost $1,598,807,454)		1,689,754,234

Municipal Notes - 0.0%
New York - 0.0%
New York Metropolitan Trans. Auth. Rev. BAN Series 2019 B, 5% 5/15/22
(Cost $1,020,786)	1,000,000	1,047,546
	Shares	Value

Money Market Funds - 7.2%
Fidelity Municipal Cash Central Fund 0.09% (g)(h)
(Cost $130,550,022)	130,536,551	130,562,637
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,730,378,262)		1,821,364,417
NET OTHER ASSETS (LIABILITIES) - 0.0%		(688,501)
NET ASSETS - 100%		$1,820,675,916

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,273,996 or 0.8% of net assets.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$16,656
Total	$16,656

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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